REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Share Based Compensation and Warrants Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Expense remaining to be recognized	$ 400,000
Weighted average recognition period (in years)	3 years
Aggregate fair value of options vested	$ 300,000	$ 200,000
Liability for future warrant issuance	$ 0	$ 400,000